UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03870

Morgan Stanley Long Duration Government Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

Morgan Stanley Long Duration Government Opportunities Fund Class A - USGAX

Morgan Stanley Long Duration Government Opportunities Fund Class C - MSGVX

Morgan Stanley Long Duration Government Opportunities Fund Class I - USGDX

Morgan Stanley Long Duration Government Opportunities Fund Class L - USGCX

Morgan Stanley Long Duration Government Opportunities Fund

Class A USGAX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$207,354,228
# of Portfolio Holdings	170
Portfolio Turnover Rate	133%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Agency Adjustable Rate Mortgages	0.1%
Commercial Mortgage-Backed Securities	0.3%
U.S. Agency Securities	2.7%
Mortgages - Other	4.4%
Agency Fixed Rate Mortgages	18.2%
Collateralized Mortgage Obligations - Agency Collateral Series	74.3%

Credit Quality (% of net assets)Footnote Reference*

Table Summary
Value	Value
Cash and Equivalents	-26.5%
Not Rated	3.5%
BB	0.4%
BBB	0.4%
A	0.3%
AA	120.3%
AAA	1.6%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

USGAX -TSR-SAR

Morgan Stanley Long Duration Government Opportunities Fund

Class C MSGVX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$207,354,228
# of Portfolio Holdings	170
Portfolio Turnover Rate	133%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Agency Adjustable Rate Mortgages	0.1%
Commercial Mortgage-Backed Securities	0.3%
U.S. Agency Securities	2.7%
Mortgages - Other	4.4%
Agency Fixed Rate Mortgages	18.2%
Collateralized Mortgage Obligations - Agency Collateral Series	74.3%

Credit Quality (% of net assets)Footnote Reference*

Table Summary
Value	Value
Cash and Equivalents	-26.5%
Not Rated	3.5%
BB	0.4%
BBB	0.4%
A	0.3%
AA	120.3%
AAA	1.6%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSGVX -TSR-SAR

Morgan Stanley Long Duration Government Opportunities Fund

Class I USGDX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$207,354,228
# of Portfolio Holdings	170
Portfolio Turnover Rate	133%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Agency Adjustable Rate Mortgages	0.1%
Commercial Mortgage-Backed Securities	0.3%
U.S. Agency Securities	2.7%
Mortgages - Other	4.4%
Agency Fixed Rate Mortgages	18.2%
Collateralized Mortgage Obligations - Agency Collateral Series	74.3%

Credit Quality (% of net assets)Footnote Reference*

Table Summary
Value	Value
Cash and Equivalents	-26.5%
Not Rated	3.5%
BB	0.4%
BBB	0.4%
A	0.3%
AA	120.3%
AAA	1.6%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

USGDX -TSR-SAR

Morgan Stanley Long Duration Government Opportunities Fund

Class L USGCX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Long Duration Government Opportunities Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$61	1.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$207,354,228
# of Portfolio Holdings	170
Portfolio Turnover Rate	133%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Agency Adjustable Rate Mortgages	0.1%
Commercial Mortgage-Backed Securities	0.3%
U.S. Agency Securities	2.7%
Mortgages - Other	4.4%
Agency Fixed Rate Mortgages	18.2%
Collateralized Mortgage Obligations - Agency Collateral Series	74.3%

Credit Quality (% of net assets)Footnote Reference*

Table Summary
Value	Value
Cash and Equivalents	-26.5%
Not Rated	3.5%
BB	0.4%
BBB	0.4%
A	0.3%
AA	120.3%
AAA	1.6%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

USGCX -TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley Long Duration Government Opportunities Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026

Morgan Stanley Long Duration Government Opportunities Fund
Table of Contents (unaudited)

Items 6 and 7 of Form N-CSR:
Portfolio of Investments	3
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	30
Item 11 of Form N-CSR:
Investment Advisory Agreement Approval	38
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.
This material must be preceded or accompanied by a prospectus for the fund being offered.
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Long Duration Government Opportunities Fund
Portfolio of Investments ■ June 30, 2026 (unaudited)

Principal Amount (000)		Coupon Rate	Maturity Date	Value
	Agency Adjustable Rate Mortgages (0.1%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$63	1 yr. RFUCC Treasury + 1.74%	6.377%	11/01/36	$65,300
77	1 yr. RFUCC Treasury + 1.91%	6.511	10/01/36	79,533
	Total Agency Adjustable Rate Mortgages (Cost $148,492)			144,833
	Agency Fixed Rate Mortgages (23.0%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
67		3.00	12/01/49	58,334
	Gold Pools:
74		6.50	03/01/29 - 09/01/32	76,838
41		7.50	05/01/35	42,929
20		8.00	08/01/32	20,671
25		8.50	08/01/31	25,946
	Federal National Mortgage Association,
	Conventional Pools:
174		2.50	02/01/50	148,318
291		3.00	05/01/49 - 11/01/49	255,066
204		3.50	01/01/48 - 07/01/49	187,421
109		4.50	06/01/48 - 09/01/48	104,096
19		5.00	01/01/41	19,293
52		5.50	09/01/35	53,159
6		6.50	06/01/29 - 02/01/33	6,391
—@		7.00	05/01/31	361
68		7.50	08/01/37	70,912
51		8.00	04/01/33	52,792
56		8.50	10/01/32	58,584
	July TBA:
10,000	(a)	4.50	07/01/56	9,587,109
24,500	(a)	5.00	07/01/56	24,076,036
9,100	(a)	5.50	07/01/56	9,131,637
	Government National Mortgage Association,
	Various Pools:
706		3.50	08/20/45 - 07/20/46	650,009
240		4.00	07/15/44	228,322
22		4.50	04/20/49	21,149
227		5.00	01/20/40 - 12/20/48	226,699
5		5.125	11/20/37	5,223
148		5.25	04/20/36 - 09/20/39	149,146
See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund
Portfolio of Investments ■ June 30, 2026 (unaudited) continued
Principal Amount (000)		Coupon Rate	Maturity Date	Value
$303		5.375%	02/20/36 - 08/20/40	$306,398
1,680		6.00	06/15/28 - 06/20/53	1,735,821
409		6.50	06/20/53	428,619
11		7.00	07/20/29	11,769
26		8.00	07/15/26 - 08/15/31	27,068
	Total Agency Fixed Rate Mortgages (Cost $47,731,885)			47,766,116
	Collateralized Mortgage Obligations - Agency Collateral Series (93.9%)
	Federal Home Loan Mortgage Corporation,
	IO REMIC
1,023	5.89% - SOFR30A	2.293(b)	11/15/43	65,504
	REMIC
13,536		5.50	02/25/54 - 09/25/54	13,794,791
20,369		6.00	05/25/54 - 06/25/55	21,358,854
4,717		6.25	01/25/54	5,078,846
2,972		6.50	11/25/53	3,163,848
1,776	21.30% - 3.00 x SOFR30A	7.20(b)	10/25/55	1,811,311
2,547	15.51% - 2.20 x SOFR30A	7.529(b)	12/25/54	2,509,569
2,161	15.62% - 2.20 x SOFR30A	7.639(b)	01/25/55	2,165,549
1,461	21.15% - 3.00 x SOFR30A	8.25(b)	06/25/55	1,497,087
651	SOFR30A + 4.70%	8.328(c)	02/25/55	660,609
727	21.00% - 3.00 x SOFR30A	10.117(b)	02/25/55	778,898
1,846	30.53% - 5.50 x SOFR30A	10.572(b)	12/25/55	1,897,687
	Federal National Mortgage Association,
	IO REMIC
20,000	5.45% - SOFR30A	1.857(c)	07/25/56	957,096
	REMIC
1,213		0.00(d)	11/25/53	1,001,899
8,001		6.00	10/25/53 - 03/25/54	8,376,698
5,127		6.25	08/25/53	5,455,545
2,579	17.83% - 3.00 x SOFR30A	6.942(b)	06/25/54	2,495,288
1,761	21.30% - 3.00 x SOFR30A	7.20(b)	10/25/55	1,793,035
852	SOFR30A + 4.00%	7.628(c)	03/25/55	878,006
4,462	15.62% - 2.20 x SOFR30A	7.639(b)	01/25/55	4,478,902
979	18.29% - 2.75 x SOFR30A	8.311(b)	05/25/56	995,832
1,301	21.19% - 3.29 x SOFR30A	9.273(b)	02/25/55	1,325,407
	Government National Mortgage Association,
1,989	21.95% - 3.50 x SOFR30A	9.32(b)	04/20/56	2,086,681
	IO REMIC
149		5.00	02/16/41	28,500
See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund
Portfolio of Investments ■ June 30, 2026 (unaudited) continued
Principal Amount (000)		Coupon Rate	Maturity Date	Value
	REMIC
$3,287		5.00%	08/20/54	$3,230,161
8,261		5.50	02/20/54 - 09/20/54	8,363,742
68,195	(e)	6.00	05/20/53 - 12/20/53	71,117,991
10,104		6.50	11/20/53	10,662,141
938	36.00% - 6.00 x SOFR30A	7.50(b)	09/20/55	951,187
2,258	SOFR30A + 4.30%	7.909(c)	04/20/55 - 05/20/55	2,322,825
1,219	22.55% - 3.73 x SOFR30A	9.098(b)	07/20/53	1,263,340
975	22.73% - 3.67 x SOFR30A	9.501(b)	10/20/52	980,139
3,961	22.92% - 3.67 x SOFR30A	9.685(b)	03/20/56	4,142,887
3,917	29.98% - 5.50 x SOFR30A	10.127(b)	11/20/55	4,089,323
1,972	30.25% - 5.50 x SOFR30A	10.402(b)	02/20/56	2,045,053
896	21.45% - 3.00 x SOFR30A	10.624(b)	10/20/53	976,683
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $191,518,567)			194,800,914
	Commercial Mortgage-Backed Securities (0.3%)
6,129	BANK 2019-BNK21, IO	0.932(c)	10/17/52	132,198
921	Citigroup Commercial Mortgage Trust, IO	0.57(c)	11/10/48	15
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
	IO
23,968		0.437(c)	04/25/32	427,478
30,245		0.445(c)	11/25/27	106,116
651	GS Mortgage Securities Trust, IO	0.786(c)	10/10/48	784
5,904	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.782(c)	12/15/49	1,553
	Total Commercial Mortgage-Backed Securities (Cost $670,806)			668,144
	Mortgages - Other (5.6%)
945	Cascade Funding Mortgage Trust, Class B3 (f)	2.992(c)	07/25/57	511,618
1,844	Champs Trust, Class A (f)	7.639(c)	10/25/60	1,911,617
	FARM Mortgage Trust
812	(f)	2.957(c)	01/25/52	617,481
862	(f)	3.034(c)	03/25/52	656,614
643	(f)	3.226(c)	07/25/51	502,755
1,617	(f)	5.076(c)	10/01/53	1,430,828
1,780	(f)	5.64(c)	08/01/55	1,575,836
2,410	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust	3.00	08/25/57 - 05/25/60	2,100,885
See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund
Portfolio of Investments ■ June 30, 2026 (unaudited) continued
Principal Amount (000)		Coupon Rate	Maturity Date	Value
	GS Mortgage-Backed Securities Trust
$1,312	(f)	3.186(c)%	01/25/53	$828,348
838	(f)	3.408(c)	10/25/50	535,334
1,625	Sequoia Mortgage Trust, Class B4 (f)	2.862(c)	11/25/51	842,070
	Total Mortgages - Other (Cost $10,870,018)			11,513,386
	U.S. Agency Security (3.5%)
6,935	Tennessee Valley Authority (Cost $7,080,370)	5.25	09/15/39	7,218,005
	Total Investments (Cost $258,020,138) (g)(h)		126.4%	262,111,398
	Liabilities in excess of Other Assets		(26.4)	(54,757,170)
	Net Assets		100.0%	$207,354,228

@	Principal amount is less than $500.
(a)	All or a portion of the security is subject to delayed delivery.
(b)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2026.
(c)
Floating or variable rate securities: The rates disclosed are as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)	Capital appreciation bond.
(e)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(f)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(g)	Securities are available for collateral in connection with securities purchased on a forward commitment basis and open futures contracts.
(h)
At June 30, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,868,768 and the aggregate gross unrealized depreciation is $1,777,508, resulting in net unrealized appreciation of $4,091,260.

IO	Interest Only Security.
REMIC	Real Estate Mortgage Investment Conduit.
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks.
SOFR30A	30-Day Average Secured Overnight Financing Rate.
TBA	To Be Announced.
See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund
Portfolio of Investments ■ June 30, 2026 (unaudited) continued

Futures Contracts:
The Fund had the following futures contracts open at June 30, 2026:
	Number of Contracts	Expiration Date	Notional Amount (000)	Value	Unrealized Appreciation (Depreciation)
Long:
U.S. Treasury 2 yr. Note (United States)	1,470	9/30/26	$294,000	$303,015,233	$(11,487)
U.S. Treasury 10 yr. Note (United States)	870	9/21/26	87,000	95,604,844	750,000
U.S. Treasury 10 yr. Ultra Note (United States)	401	9/21/26	40,100	45,099,969	576,438
					$1,314,951

Portfolio Composition CLASSIFICATION	PERCENTAGE OF TOTAL INVESTMENTS
Collateralized Mortgage Obligations - Agency Collateral Series	74.3%
Agency Fixed Rate Mortgages	18.2
Mortgages - Other	4.4
U.S. Agency Security	2.7
Commercial Mortgage-Backed Securities	0.3
Agency Adjustable Rate Mortgages	0.1
Total	100.0%*

*	Does not include open futures contracts with a value of $443,720,046 and net unrealized appreciation of $1,314,951.
See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund
Financial Statements
Statement of Assets and Liabilities June 30, 2026 (unaudited)

Assets:
Investments in securities, at value (cost $258,020,138)	$262,111,398
Receivable for:
Variation margin on open futures contracts	4,272,390
Shares of beneficial interest sold	346,416
Dividends from affiliate	6,708
Prepaid expenses and other assets	1,154,932
Total Assets	267,891,844
Liabilities:
Payable for reverse repurchase agreements, including accrued interest of $47,649	16,113,713
Payable to Bank	1,125,626
Due to broker	260,000
Payable for:
Investments purchased	42,444,919
Shares of beneficial interest redeemed	260,412
Dividends to shareholders	63,596
Trustees' fees	42,423
Transfer and sub transfer agency fees	36,116
Distribution fee	30,117
Administration fee	13,972
Accrued expenses and other payables	146,722
Total Liabilities	60,537,616
Net Assets	$207,354,228
Composition of Net Assets:
Paid-in-Capital	$256,487,208
Total Accumulated Loss	(49,132,980)
Net Assets	$207,354,228
See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund
Financial Statements continued
Statement of Assets and Liabilities June 30, 2026 (unaudited)
Class A Shares:
Net Assets	$138,985,512
Shares Outstanding (unlimited shares authorized, $0.01 par value)	20,220,912
Net Asset Value Per Share	$6.87
Maximum Offering Price Per Share, (net asset value plus 3.36% of net asset value)	$7.10
Class L Shares:
Net Assets	$2,060,007
Shares Outstanding (unlimited shares authorized, $0.01 par value)	297,348
Net Asset Value Per Share	$6.93
Class I Shares:
Net Assets	$65,096,945
Shares Outstanding (unlimited shares authorized, $0.01 par value)	9,463,900
Net Asset Value Per Share	$6.88
Class C Shares:
Net Assets	$1,211,764
Shares Outstanding (unlimited shares authorized, $0.01 par value)	174,904
Net Asset Value Per Share	$6.93
See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund
Financial Statements continued
Statement of Operations For the six months ended June 30, 2026 (unaudited)

Net Investment Income: Income
Interest	$7,618,199
Dividends from affiliates (Note 10)	53,822
Total Income	7,672,021
Expenses
Advisory fee (Note 5)	464,776
Distribution fee (Class A) (Note 6)	176,058
Distribution fee (Class L) (Note 6)	5,335
Distribution fee (Class C) (Note 6)	5,701
Professional fees	167,598
Interest Expenses	133,897
Sub transfer agency fees and expenses (Class A)	67,579
Sub transfer agency fees and expenses (Class L)	1,236
Sub transfer agency fees and expenses (Class I)	39,788
Sub transfer agency fees and expenses (Class C)	590
Transfer agency fees and expenses (Class A) (Note 8)	77,245
Transfer agency fees and expenses (Class L) (Note 8)	1,488
Transfer agency fees and expenses (Class I) (Note 8)	10,559
Transfer agency fees and expenses (Class C) (Note 8)	1,030
Administration fee (Note 5)	88,529
Registration fees	29,083
Shareholder reports and notices	19,903
Custodian fees (Note 7)	9,850
Trustees' fees and expenses	2,161
Other	26,119
Total Expenses	1,328,525
Less: waiver of Advisory fees (Note 5)	(265,780)
Less: reimbursement of class specific expenses (Class A) (Note 5)	(67,360)
Less: reimbursement of class specific expenses (Class L) (Note 5)	(1,336)
Less: reimbursement of class specific expenses (Class I) (Note 5)	(50,346)
Less: reimbursement of class specific expenses (Class C) (Note 5)	(880)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 10)	(2,316)
Net Expenses	940,507
Net Investment Income	6,731,514
See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund
Financial Statements continued
Statement of Operations For the six months ended June 30, 2026 (unaudited)
Realized and Unrealized Gain (Loss):
Realized Loss on:
Investments	$(1,289,197)
Futures contracts	(6,399,629)
Net Realized Loss	(7,688,826)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,332,163)
Futures contracts	2,727,357
Net Change in Unrealized Appreciation (Depreciation)	1,395,194
Net Loss	(6,293,632)
Net Increase in Net Assets Resulting from Operations	$437,882
See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund
Financial Statements continued
Statements of Changes in Net Assets

	For The Six Months Ended June 30, 2026	For The Year Ended December 31, 2025
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$6,731,514	$11,321,194
Net realized gain (loss)	(7,688,826)	3,254,437
Net change in unrealized appreciation (depreciation)	1,395,194	12,408,534
Net Increase in Net Assets Resulting from Operations	437,882	26,984,165
Dividends and Distributions to Shareholders from:
Class A	(3,810,631)	(7,174,127)
Class L	(54,213)	(115,452)
Class I	(2,229,943)	(3,309,462)
Class C	(26,121)	(54,018)
Total Dividends and Distributions to Shareholders	(6,120,908)	(10,653,059)
Net decrease from transactions in shares of beneficial interest	(13,082,769)	(2,796,193)
Net Increase (Decrease)	(18,765,795)	13,534,913
Net Assets:
Beginning of period	226,120,023	212,585,110
End of Period	$207,354,228	$226,120,023
See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund
Notes to Financial Statements ■ June 30, 2026 (unaudited)
1. Organization and Accounting Policies
Morgan Stanley Long Duration Government Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to seek a high level of current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.
The Fund applies investment company accounting and reporting guidance Accounting Standards Codification (“ASC”) Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The Fund has issued Class A shares, Class L shares, Class I shares and Class C shares. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses.
The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.
The following is a summary of significant accounting policies:
A. Valuation of Investments —  (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if

Morgan Stanley Long Duration Government Opportunities Fund
Notes to Financial Statements ■ June 30, 2026 (unaudited) continued
such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) when market quotations are not readily available, as defined by Rule 2a−5 under the Act, including circumstances under which the Adviser determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.
In connection with Rule 2a−5 of the Act, the Trustees have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
B. Accounting for Investments —  Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.
C. Multiple Class Allocations —  Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include distribution, transfer agency, co-transfer agency and sub transfer agency fees.

Morgan Stanley Long Duration Government Opportunities Fund
Notes to Financial Statements ■ June 30, 2026 (unaudited) continued
D. Reverse Repurchase Agreements —  Under a reverse repurchase agreement, the Fund temporarily transfers possession of a Fund security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.
E. Dividends and Distributions to Shareholders  —  Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.
F. When-Issued/Delayed Delivery Securities —  The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.
G. Use of Estimates  —  The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates

Morgan Stanley Long Duration Government Opportunities Fund
Notes to Financial Statements ■ June 30, 2026 (unaudited) continued
and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
H. Indemnifications —  The Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I. Segment Reporting —  The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. The Fund’s President acts as the Fund’s Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2. Fair Valuation Measurements
FASB ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:
●Level 1 — unadjusted quoted prices in active markets for identical investments
●Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Morgan Stanley Long Duration Government Opportunities Fund
Notes to Financial Statements ■ June 30, 2026 (unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2026:
Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$144,833	$—	$144,833
Agency Fixed Rate Mortgages	—	47,766,116	—	47,766,116
Collateralized Mortgage Obligations - Agency Collateral Series	—	194,800,914	—	194,800,914
Commercial Mortgage-Backed Securities	—	668,144	—	668,144
Mortgages - Other	—	11,513,386	—	11,513,386
U.S. Agency Security	—	7,218,005	—	7,218,005
Total Fixed Income Securities	—	262,111,398	—	262,111,398
Futures Contracts	1,326,438	—	—	1,326,438
Total Assets	1,326,438	262,111,398	—	263,437,836
Liabilities:
Future Contract	(11,487)	—	—	(11,487)
Total	$1,314,951	$262,111,398	$—	$263,426,349
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.
3. Derivatives
The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses

Morgan Stanley Long Duration Government Opportunities Fund
Notes to Financial Statements ■ June 30, 2026 (unaudited) continued
incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund’s holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.
Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund  to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.
Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:
Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.
FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how

Morgan Stanley Long Duration Government Opportunities Fund
Notes to Financial Statements ■ June 30, 2026 (unaudited) continued
and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2026:
Primary Risk Exposure	Asset Derivatives Statement Of Assets And Liabilities Location	Fair Value	Liability Derivatives Statement Of Assets And Liabilities Location	Fair Value
Interest Rate Risk	Variation margin on open futures contracts	$1,326,438(a)	Variation margin on open futures contracts	$(11,487)(a)

(a)	Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day’s net variation margin is reported within the Statement of Assets and Liabilities.
The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2026 in accordance with ASC 815:
AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES
PRIMARY RISK EXPOSURE	FUTURES CONTRACTS
Interest Rate Risk	$(6,399,629)

Change In Unrealized Appreciation (Depreciation) On Derivatives
Primary Risk Exposure	Futures Contracts
Interest Rate Risk	$2,727,357
For the six months ended June 30, 2026, the average monthly amount outstanding for each derivative type is as follows:
Futures Contracts:
Average monthly notional value	$243,551,271

Morgan Stanley Long Duration Government Opportunities Fund
Notes to Financial Statements ■ June 30, 2026 (unaudited) continued
4. Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of June 30, 2026 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Currency Code	Principal Amount	Value Including Accrued Interest
BANK OF MONTREAL	6/8/2026	On Demand(a)	3.80	USD	$ 4,868,750	$ 4,880,539
TD Securities (USA) LLC	5/29/2026	On Demand(a)	3.80	USD	5,168,750	5,185,118
TD Securities (USA) LLC	5/29/2026	On Demand(a)	3.88	USD	6,028,564	6,048,056
					$16,066,064	$16,113,713

(a)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At June 30, 2026, the type of securities pledged as collateral for all open reverse repurchase agreements was Collateralize Mortgage Obligation.
For the period ended June 30, 2026, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were $4,733,616 and 3.87%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at June 30, 2026. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at June 30, 2026.
Reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

Morgan Stanley Long Duration Government Opportunities Fund
Notes to Financial Statements ■ June 30, 2026 (unaudited) continued
The following table presents the Fund’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Fund as of June 30, 2026.
Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(b)
BANK OF MONTREAL	$(4,880,539)	$—	$ 4,880,539	$—	$—
TD Securities (USA) LLC	(5,185,118)	—	5,185,118	—	—
TD Securities (USA) LLC	(6,048,056)	—	6,048,056	—	—
	$(16,113,713)	$—	$16,113,713	$—	$—

*	Including accrued interest.
(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
5. Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% of the portion of the daily net assets not exceeding $1 billion; 0.395% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.37% of the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.345% of the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.32% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.295% of the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.27% of the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.245% of the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.22% of the portion of the daily net assets exceeding $12.5 billion. For the six months ended June 30, 2026, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.18% of the Fund’s average daily net assets.
The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund’s average daily net assets.
Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Morgan Stanley Long Duration Government Opportunities Fund
Notes to Financial Statements ■ June 30, 2026 (unaudited) continued
The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class A, 1.12% for Class L, 0.49% for Class I and 1.62% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund’s prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended June 30, 2026, $265,780 of advisory fees were waived and $119,922 of other expenses were reimbursed by the Adviser pursuant to this arrangement.
6. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b−1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.
In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. The Distributor has advised the Fund that there were no unreimbursed expenses representing a gross sales commission credited to Financial Intermediaries in the case of Class A, Class L, or Class C at June 30, 2026. For the six months ended June 30, 2026, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.
The Distributor has informed the Fund that for the six months ended June 30, 2026, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares and Class C shares of $5,707 and $308, respectively, and received $21,871 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

Morgan Stanley Long Duration Government Opportunities Fund
Notes to Financial Statements ■ June 30, 2026 (unaudited) continued
7. Custodian Fees
State Street (the “Custodian”) also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.
8. Dividend Disbursing and Transfer/Co-Transfer Agent
The Fund’s dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). Pursuant to a Transfer Agency Agreement, the Fund pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Fund.
Eaton Vance Management (“EVM”), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2026, co-transfer agency fees and expenses incurred to EVM, included in "Transfer agency fees and expenses" in the Statement of Operations, amounted to $11,104.

Morgan Stanley Long Duration Government Opportunities Fund
Notes to Financial Statements ■ June 30, 2026 (unaudited) continued
9. Shares of Beneficial Interest
Transactions in shares of beneficial interest, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	For the Six Months Ended June 30, 2026		For the Year Ended December 31, 2025
	(unaudited)
	Shares	Amount	Shares	Amount
CLASS A SHARES
Sold	659,172	$ 4,559,965	2,041,630	$13,913,077
Reinvestment of dividends and distributions	512,731	3,547,370	1,000,158	6,868,815
Redeemed	(1,929,777)	(13,358,095)	(3,778,139)	(25,886,064)
Net decrease — Class A	(757,874)	(5,250,760)	(736,351)	(5,104,172)
CLASS L SHARES
Exchanged	—	—	10	62
Reinvestment of dividends and distributions	7,635	53,284	16,564	114,555
Redeemed	(54,990)	(387,296)	(78,595)	(538,048)
Net decrease — Class L	(47,355)	(334,012)	(62,021)	(423,431)
CLASS I SHARES
Sold	2,462,804	17,126,201	5,498,255	38,158,689
Reinvestment of dividends and distributions	317,228	2,196,001	477,263	3,283,027
Redeemed	(3,922,869)	(26,923,244)	(5,478,818)	(37,358,210)
Net increase (decrease) — Class I	(1,142,837)	(7,601,042)	496,700	4,083,506
CLASS C SHARES
Sold	55,129	384,393	46,176	319,256
Reinvestment of dividends and distributions	3,710	25,859	7,831	54,013
Redeemed	(44,118)	(307,207)	(255,917)	(1,725,365)
Net increase (decrease) — Class C	14,721	103,045	(201,910)	(1,352,096)
Net decrease in Fund	(1,933,345)	$(13,082,769)	(503,582)	$(2,796,193)
10. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2026, aggregated $356,444,320 and $360,060,580, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $356,444,320 and $359,561,106, respectively.
The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six

Morgan Stanley Long Duration Government Opportunities Fund
Notes to Financial Statements ■ June 30, 2026 (unaudited) continued
months ended June 30, 2026, advisory fees paid were reduced by $2,316 relating to the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended June 30, 2026 is as follows:
Affiliated Investment Company	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	DIVIDEND INCOME	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value June 30, 2026
Liquidity Fund	$1,972,724	$54,630,039	$56,602,763	$53,822	$—	$—	$—
Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.
The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2026, included in “Trustees’ fees and expenses” in the Statement of Operations amounted to $2,161. At June 30, 2026, the Fund had an accrued pension liability of $42,423, which is reflected as “Trustees’ fees” in the Statement of Assets and Liabilities.
The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.
11. Federal Income Tax Status
It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

Morgan Stanley Long Duration Government Opportunities Fund
Notes to Financial Statements ■ June 30, 2026 (unaudited) continued
The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.
The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of December 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.
FASB ASC 740-10, “Income Taxes — Overall”, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other Expenses” in the Statement of Operations. Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the state departments of revenue and by foreign tax authorities.
The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2025 and 2024 was as follows:
2025 Distributions Paid From:		2024 Distributions Paid From:
Ordinary Income	Long-Term Capital Gain	Ordinary Income	Long-Term Capital Gain
$10,653,059	$—	$10,415,184	$—

Morgan Stanley Long Duration Government Opportunities Fund
Notes to Financial Statements ■ June 30, 2026 (unaudited) continued
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.
The fund had no permanent differences causing reclassifications among the components of net assets for the year ended  December 31, 2025.
At December 31, 2025, the components of distributable earnings for the Fund on a tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain
$4,020,807	$—
At December 31, 2025, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $17,940,437 and $34,760,180, respectively, that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2025, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $5,321,716.
12. Market and Geopolitical Risk and Risks Relating to Certain Financial Instruments
The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association (“FNMA”), Government National Mortgage Association (“GNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans

Morgan Stanley Long Duration Government Opportunities Fund
Notes to Financial Statements ■ June 30, 2026 (unaudited) continued
made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.
Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.
The Federal Housing Finance Agency (“FHFA”) serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
The value of an investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate preexisting risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Long Duration Government Opportunities Fund
Notes to Financial Statements ■ June 30, 2026 (unaudited) continued
13. Credit Facility
The Fund and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the “Facility”) with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds effective rate or overnight bank funding rate. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2026, the Fund did not have any borrowings under the Facility.
14. Other
At June 30, 2026, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 46.1%.

Morgan Stanley Long Duration Government Opportunities Fund
Financial Highlights
Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	For the Six Months Ended June 30, 2026	For the year ended December 31,
		2025	2024	2023	2022	2021
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.04	$6.52	$7.34	$7.24	$8.56	$8.94
Income (loss) from investment operations:
Net investment income	0.20	0.36	0.35	0.31	0.20	0.18
Net realized and unrealized gain (loss)	(0.18)	0.49	(0.83)	0.08	(1.31)	(0.36)
Total income (loss) from investment operations	0.02	0.85	(0.48)	0.39	(1.11)	(0.18)
Less distributions from:
Net investment income	(0.19)	(0.33)	(0.34)	(0.29)	(0.21)	(0.20)
Net asset value, end of period	$6.87	$7.04	$6.52	$7.34	$7.24	$8.56
Total Return(1)	0.10%(2)	13.51%	(6.66)%	5.65%(3)	(13.03)%	(2.06)%
Ratios to Average Net Assets:
Net expenses	0.96%(4)(5)(6)	0.86%(5)(6)	0.85%(5)(6)	0.50%(5)(6)(7)	0.85%(5)(6)	0.85%(5)(6)
Net expenses excluding interest expenses	0.84%(4)(5)(6)	0.85%	N/A	N/A	N/A	N/A
Net investment income	5.93%(4)(5)(6)	5.22%(5)(6)	5.01%(5)(6)	4.40%(5)(6)(7)	2.61%(5)(6)	1.98%(5)(6)
Rebate from Morgan Stanley affiliate	0.00%(4)(8)	0.00%(8)	0.00%(8)	0.01%	0.00%(8)	0.00%(8)
Supplemental Data:
Net assets, end of period, in thousands	$138,986	$147,773	$141,578	$168,388	$190,426	$249,990
Portfolio Turnover Rate	133%(2)	349%	520%	512%	321%	376%

(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2)	Not annualized.
(3)
Performance was positively impacted by approximately 0.43% for Class A shares due to the reimbursement of transfer agency and/or sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class A shares would have been 5.22%.

(4)	Annualized.
(5)
If the Fund had borne all of its expenses that were reimbursed and/or waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
June 30, 2026	1.30%	5.59%
December 31, 2025	1.23	4.83
December 31, 2024	1.09	4.77
December 31, 2023	1.17	3.73
December 31, 2022	1.05	2.41
See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund
Financial Highlights continued
Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2021	0.98%	1.85%

(6)
The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(7)
If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment Income ratios, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.84%	4.06%

(8)	Amount is less than 0.005%.
See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund
Financial Highlights continued

	For the Six Months Ended June 30, 2026	For the year ended December 31,
		2025	2024	2023	2022	2021
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.10	$6.57	$7.40	$7.30	$8.63	$9.01
Income (loss) from investment operations:
Net investment income	0.20	0.34	0.33	0.29	0.18	0.16
Net realized and unrealized gain (loss)	(0.19)	0.51	(0.84)	0.08	(1.32)	(0.37)
Total income (loss) from investment operations	0.01	0.85	(0.51)	0.37	(1.14)	(0.21)
Less distributions from:
Net investment income	(0.18)	(0.32)	(0.32)	(0.27)	(0.19)	(0.17)
Net asset value, end of period	$6.93	$7.10	$6.57	$7.40	$7.30	$8.63
Total Return(1)	0.10%(2)	13.10%	(6.99)%	5.32%(3)	(13.28)%	(2.32)%
Ratios to Average Net Assets:
Net expenses	1.23%(4)(5)(6)	1.13%(5)(6)	1.12%(5)(6)	0.78%(5)(6)(7)	1.12%(5)(6)	1.12%(5)(6)
Net expenses excluding interest expenses	1.11%(4)(5)(6)	1.12%	N/A	N/A	N/A	N/A
Net investment income	5.67%(4)(5)(6)	4.96%(5)(6)	4.75%(5)(6)	4.11%(5)(6)(7)	2.31%(5)(6)	1.69%(5)(6)
Rebate from Morgan Stanley affiliate	0.00%(4)(8)	0.00%(8)	0.00%(8)	0.01%	0.00%(8)	0.00%(8)
Supplemental Data:
Net assets, end of period, in thousands	$2,060	$2,447	$2,673	$3,353	$4,004	$5,454
Portfolio turnover rate	133%(2)	349%	520%	512%	321%	376%

(1)	Calculated based on the net asset value as of the last business day of the period.
(2)	Not annualized.
(3)
Performance was positively impacted by approximately 0.42% for Class L shares due to the reimbursement of transfer agency and/or sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class L shares would have been 4.90%.

(4)	Annualized.
(5)
If the Fund had borne all of its expenses that were reimbursed and/or waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
June 30, 2026	1.59%	5.31%
December 31, 2025	1.56	4.51
December 31, 2024	1.39	4.48
December 31, 2023	1.46	3.43
December 31, 2022	1.33	2.10
See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund
Financial Highlights continued
Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2021	1.25%	1.56%

(6)
The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(7)
If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment Income ratios, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.11%	3.78%

(8)	Amount is less than 0.005%.
See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund
Financial Highlights continued

	For the Six Months Ended June 30, 2026	For the year ended December 31,
		2025	2024	2023	2022	2021
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.05	$6.52	$7.35	$7.25	$8.56	$8.94
Income (loss) from investment operations:
Net investment income	0.22	0.38	0.37	0.33	0.23	0.21
Net realized and unrealized gain (loss)	(0.19)	0.51	(0.84)	0.08	(1.30)	(0.36)
Total income (loss) from investment operations	0.03	0.89	(0.47)	0.41	(1.07)	(0.15)
Less distributions from:
Net investment income	(0.20)	(0.36)	(0.36)	(0.31)	(0.24)	(0.23)
Net asset value, end of period	$6.88	$7.05	$6.52	$7.35	$7.25	$8.56
Total Return(1)	0.42%(2)	13.91%	(6.46)%	6.02%(3)	(12.63)%	(1.74)%
Ratios to Average Net Assets:
Net expenses	0.61%(4)(5)(6)	0.50%(5)(6)	0.49%(5)(6)	0.15%(5)(6)(7)	0.52%(5)(6)	0.52%(5)(6)
Net expenses excluding interest expenses	0.48%(4)(5)(6)	0.49%	N/A	N/A	N/A	N/A
Net investment income	6.29%(4)(5)(6)	5.58%(5)(6)	5.37%(5)(6)	4.74%(5)(6)(7)	2.95%(5)(6)	2.33%(5)(6)
Rebate from Morgan Stanley affiliate	0.00%(4)(8)	0.00%(8)	0.00%(8)	0.01%	0.00%(8)	0.00%(8)
Supplemental Data:
Net assets, end of period, in thousands	$65,097	$74,763	$65,956	$36,733	$40,444	$48,749
Portfolio turnover rate	133%(2)	349%	520%	512%	321%	376%

(1)	Calculated based on the net asset value as of the last business day of the period.
(2)	Not annualized.
(3)
Performance was positively impacted by approximately 0.29% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 5.73%.

(4)	Annualized.
(5)
If the Fund had borne all of its expenses that were reimbursed and/or waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows for Class I shares:

See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund
Financial Highlights continued

Period Ended	Expense Ratio	Net Investment Income Ratio
June 30, 2026	0.98%	0.00%
December 31, 2025	0.93	5.13
December 31, 2024	0.82	5.04
December 31, 2023	0.91	3.98
December 31, 2022	0.80	2.67
December 31, 2021	0.72	2.13

(6)
The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(7)
If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment income ratios, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.49%	4.40%

(8)	Amount is less than 0.005%.
See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund
Financial Highlights continued

	For the Six Months Ended June 30, 2026	For the year ended December 31,
		2025	2024	2023	2022	2021
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.10	$6.57	$7.40	$7.30	$8.63	$9.01
Income (loss) from investment operations:
Net investment income	0.18	0.31	0.30	0.25	0.14	0.12
Net realized and unrealized gain (loss)	(0.19)	0.50	(0.84)	0.08	(1.32)	(0.37)
Total income (loss) from investment operations	(0.01)	0.81	(0.54)	0.33	(1.18)	(0.25)
Less distributions from:
Net investment income	(0.16)	(0.28)	(0.29)	(0.23)	(0.15)	(0.13)
Net asset value, end of period	$6.93	$7.10	$6.57	$7.40	$7.30	$8.63
Total Return(1)	(0.15)%(2)	12.54%	(7.44)%	4.79%(3)	(13.72)%	(2.81)%
Ratios to Average Net Assets:
Net expenses	1.73%(4)(5)(6)	1.62%(5)(6)	1.62%(5)(6)	1.35%(5)(6)(7)	1.62%(5)(6)	1.62%(5)(6)
Net expenses excluding interest expenses	1.60%(4)(5)(6)	1.61%	N/A	N/A	N/A	N/A
Net investment income	5.16%(4)(5)(6)	4.46%(5)(6)	4.24%(5)(6)	3.55%(5)(6)(7)	1.79%(5)(6)	1.21%(5)(6)
Rebate from Morgan Stanley affiliate	0.00%(4)(8)	0.00%(8)	0.00%(8)	0.01%	0.00%(8)	0.00%(8)
Supplemental Data:
Net assets, end of period, in thousands	$1,212	$1,137	$2,379	$2,478	$4,893	$5,571
Portfolio turnover rate	133%(2)	349%	520%	512%	321%	376%

(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2)	Not annualized.
(3)
Performance was positively impacted by approximately 0.42% for Class C shares due to the reimbursement of transfer agency and/or sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class C shares would have been 4.37%.

(4)	Annualized.
(5)
If the Fund had borne all of its expenses that were reimbursed and/or waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
June 30, 2026	2.13%	4.76%
December 31, 2025	2.15	3.92
December 31, 2024	1.89	3.97
December 31, 2023	1.90	3.00
December 31, 2022	1.79	1.62
See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund
Financial Highlights continued
Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2021	1.73%	1.10%

(6)
The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(7)
If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment Income ratios, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.61%	3.29%

(8)	Amount is less than 0.005%.
See Notes to Financial Statements

Morgan Stanley Long Duration Government Opportunities Fund
Investment Advisory Agreement Approval (unaudited)
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the “Adviser” and the advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. (“Broadridge”).
The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2025, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund’s performance was better than its peer group averages for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund’s total expense ratio. The Board noted that the Fund’s contractual management fee was higher than but close to its peer group average, and the actual

Morgan Stanley Long Duration Government Opportunities Fund
Investment Advisory Agreement Approval (unaudited) continued
management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund’s performance, management fee and total expense ratio were competitive with its peer group averages.
Economies of Scale
The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.
Profitability of the Adviser and Affiliates
The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s

Morgan Stanley Long Duration Government Opportunities Fund
Investment Advisory Agreement Approval (unaudited) continued
operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

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This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling 1 (800) 869-6397.
This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.
Morgan Stanley Distribution, Inc., member FINRA.
© 2026 Morgan Stanley
USGAX-NCSR 6.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is disclosed as part of the Financial Statements and Additional Information under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Long Duration Government Opportunities Fund

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	August 21, 2026

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	August 21, 2026